Cover	Aug. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2025
Entity File Number	000-51254
Entity Registrant Name	PARKS AMERICA, INC
Entity Central Index Key	0001297937
Entity Tax Identification Number	91-0626756
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1300 Oak Grove Road
Entity Address, City or Town	Pine Mountain
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31822
City Area Code	706
Local Phone Number	663-8744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PRKA
Entity Emerging Growth Company	false